Note 14 - Stock-based Compensation - Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Options Outstanding, Number of options (in shares)	1,259,560	1,400,584	1,529,704
Options Outstanding, Weighted-average remaining contractual life (Year)	7 years 248 days	7 years 149 days	8 years 98 days
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 4.55	$ 4.86	$ 2.48
Options Exercisable, Number of options (in shares)	695,392
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 4.34
Exercise Price Range One [Member]
Options Outstanding, Number of options (in shares)	1,085,888
Options Outstanding, Weighted-average remaining contractual life (Year)	7 years 65 days
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 2.48
Options Exercisable, Number of options (in shares)	609,368
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 2.48
Exercise Price Range Two [Member]
Options Outstanding, Number of options (in shares)	173,672
Options Outstanding, Weighted-average remaining contractual life (Year)	10 years 295 days
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 17.50
Options Exercisable, Number of options (in shares)	86,024
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 17.50